Segment Information (Geographical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 7,563	$ 7,588
Property, Plant and Equipment, Net	24,376	22,996
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,727	1,725
Property, Plant and Equipment, Net	4,878	4,689
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,310	5,346
Property, Plant and Equipment, Net	18,588	17,382
Barbados
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	389	384
Property, Plant and Equipment, Net	576	583
The Bahamas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	137	122
Property, Plant and Equipment, Net	334	342
Dominica
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 11